Evergreen Equity Index Fund: Semiannual Report as of January 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER INTERVIEW
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen Equity Index Fund, which covers the six-month period ended January 31, 2003.

Market analysis

The U.S. equity markets faced another challenging period over the past six months. Market gains were followed by significant pullbacks, as slower-than-expected economic growth and drastically reduced earnings estimates combined with geopolitical uncertainties to thwart all hopes for sustained rallies. Unfortunately, this pattern was repeated more than once over the past six months, as long-term investors continued to struggle in this volatile environment.

After reaching five-year lows during July, the equity markets rallied. Third-quarter growth appeared to recover from relative weakness in the second quarter, and leadership in Washington arrived at a series of laws designed to punish corporate criminals. The Sarbanes-Oxley Act of 2002 provided investors with the security that corporate CEOs and CFOs would now be required to attest to the veracity of their financial statements on a quarterly basis. However, seemingly just as this effort to assuage corporate mistrust became law, investors were once again confronted with the uncertain global situation. Saber rattling with Iraq increased late in the summer, and the anniversary of the September 11 attacks brought on renewed worries of further terrorist attacks.

The improved economic environment resulted in a return to profitability for many corporations during the third quarter, yet most companies issued only mild outlooks for the year-end quarter, and earnings estimates were drastically reduced early in the fourth quarter. Indeed, after original fourth quarter

LETTER TO SHAREHOLDERS continued

2002 consensus projections of earnings growth in excess of 30%, forecasts were reduced to the 10% range. This combination resulted in a return to the July lows, virtually wiping out the previously impressive rally.

Upon achieving the “double-bottom,” the market had two choices. It could have dramatically fallen farther, or it could have attracted the buyers who previously found value at those levels. Fortunately, the market experienced the latter and another impressive rally began. Evidence of slower economic growth convinced many investors that the Federal Reserve Board would once again reduce rates. After withstanding this pressure in October, monetary policymakers surprised investors with a larger-than-expected 50-basis point reduction in interest rates at the November meeting. In addition, the strength of Republicans in the November mid-term elections also seemed to favor equity investors. However, the recent rally, built possibly on the anticipation of these events, quickly stalled as the old adage “buy on the rumor, sell on the news” returned once again to haunt long-term investors. After several rallies and subsequent pullbacks, stocks finished 2002 down for the third consecutive year, a phenomenon that had not occurred in more than six decades.

The pattern of fits and starts for equities continued into 2003. After rising almost 6% in the first two weeks of trading in January, the Dow Jones Industrial Average declined almost 10% in the final two weeks of the month. The 3% decline for the year’s opening month can be attributed to further worries about terror and war, as well as the possibility that political infighting regarding President Bush’s proposed fiscal package can be expected to last months.

Despite these challenges, we remain encouraged about the prospects for 2003 and beyond for equity investors. We believe the economy can generate growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains mild and unemployment will likely remain in the 6% range, therefore keeping the Fed on the sidelines for

LETTER TO SHAREHOLDERS continued

much, if not all, of 2003. In this environment, we project operating earnings growth of 8% for companies in the Standard & Poor’s 500 Index (S&P 500). As clarity emerges on the geopolitical front, and if favorable fiscal policy becomes law, then our forecasted year-end fair value range of 1000 to 1050 for the S&P 500 could prove conservative.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of January 31, 2003

“. . . we do think there are good reasons to be encouraged about the economy in 2003. For example, sustained low interest rates and the effects of the last couple of years of an accommodating monetary policy may continue to benefit the economy. . . . In this market environment, we believe our broadly diversified strategy may provide shareholders with a solid way to gain exposure to the equity market.”

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 2/14/1985
	Class A	Class B	Class C	Class I	Class IS
Class Inception Date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

6-month return with sales
charge	-10.98%	-10.59%	-7.77%	N/A	N/A

6-month return without sales
charge	-5.54%	-5.90%	-5.92%	-5.42%	-5.54%

Average Annual Return*

1 year with sales charge	-27.83%	-27.76%	-25.50%	N/A	N/A

1 year w/o sales charge	-23.42%	-23.98%	-23.99%	-23.22%	-23.42%

5 year	-3.02%	-2.83%	-2.58%	-1.65%	-1.89%

10 year	7.70%	8.00%	7.94%	8.46%	8.32%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front End	CDSC	Front End
			1.00%
			CDSC

30-day SEC yield	1.13%	0.41%	0.41%	1.46%	1.19%

6-month income dividends per
share	$0.22	$0.09	$0.10	$0.26	$0.22

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance shown for Class I prior to its inception is based on the performance of Class Y of the fund’s predecessors, Core States Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to its inception is based on the performance of (1) the Class A shares of the fund’s predecessor Core States Equity Index Fund from 10/9/1996 to 7/27/1998, (2) the Class Y shares of the fund’s predecessor Core States Equity Index Fund from 6/1/1991 to 10/8/1996, and (3) the Class Y shares of the fund’s predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. The advisor is currently waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived or other expenses reimbursed, returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 12/31/2002.

The domestic equity Style Box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Index Fund Class A shares,1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of January 31, 2003, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class A shares had a total return of -5.54% for the six-month period ended January 31, 2003, closely tracking its benchmark and competitive peer group. During the same period, the Standard & Poor’s 500 Index (S&P 500) returned -5.26%, while the median return among funds in the Lipper S&P 500 Index Objective Funds Classification was -5.55%. Lipper is an independent monitor of mutual fund performance. Fund returns are before the deduction of any applicable sales charges.

PORTFOLIO CHARACTERISTICS
(as of 1/31/2003)

Total Net Assets	$796,062,974

Number of Holdings	502

Beta*	1.00

R-squared*	1.00

P/E Ratio	17.5x

*As of 12/31/2002

What was the investment environment for the six-month period?

It was a challenging period for equity investors as the S&P 500 declined more than 5% for the period. Volatility in the equity market continued with the S&P 500 falling more than 10% in September and then bouncing back in October and November due in part to the Federal Reserve Board’s decision to lower the federal funds rate by 50 basis points. In December, equities retreated once again on weak economic news and heightened concerns over war with Iraq. The number of companies in the S&P 500 announcing warnings about 2002 earnings exceeded the number of companies with positive earnings reports, which also contributed to the decline at the end of 2002. At the beginning of January, the market rallied but then fell back into negative territory as fears of war with Iraq took center stage. Uncertainty regarding the economic and political environment in the U.S. continued to make investors wary of investing in the equity market.

What were your principal investment strategies?

The primary strategy of the fund is to provide exposure to the S&P 500 with minimal deviation. Our investment process is designed to minimize trading and implementation costs as well as tracking errors. We rebalance the fund periodically to reflect the continually changing constituents of the S&P 500.

TOP 5 SECTORS
(as a percentage of 1/31/2003 net assets)

Financials	20.2%

Health Care	15.0%

Information Technology	14.1%

Consumer Discretionary	13.0%

Industrials	11.1%

What types of investments contributed to the fund’s performance?

The telecommunication services sector was the best performing sector during the six-month period with a 12.5% return. Many stocks in the sector had been beaten down as a result of sluggish economic growth and WorldCom’s bankruptcy filing in July of 2002. As a whole, the group bounced back as investors took advantage of lower prices. In particular, Qwest Communications added to the fund’s performance as the stock rose

PORTFOLIO MANAGER INTERVIEW continued

more than 200% for the period. The information technology sector also rebounded during the period, following big declines earlier in the year. Investors appeared to be optimistic that the worst was over, hoping that fourth quarter earnings would improve and corporate spending on technology would resume. Some of the heavily weighted names in the index had the largest positive impact, such as IBM (+15.0%), Cisco (+10.5%) and Microsoft (+3.7%). The healthcare sector also contributed to the fund’s performance during the period, returning 2.3%. Johnson & Johnson and Medtronic contributed most to performance as the stocks rose 5.0% and 13.8%, respectively.

What types of investments detracted from the fund’s performance?

The industrials sector was the worst performer during the period, dragged down by the aerospace/defense (-19.2%) and electrical equipment (-22.2%) industries. Boeing and Goodrich Corp. led the sector in declines, returning -21.5% and -22.0%, respectively. The consumer discretionary sector also underperformed the overall market during the period, led by the automobiles industry (-23.4%). Ford Motor and General Motors returned -28.6% and -18.7%, respectively, during the period due to investors’ worries that lower auto sales and higher incentives will hurt profits in 2003. Retailers also struggled during the period, hampered by a shorter-than-usual Christmas shopping season and a sluggish economy. Sears Roebuck, Circuit City, Home Depot and Lowe’s all declined as consumer spending slowed.

TOP 10 HOLDINGS
(as a percentage of 1/31/2003 net assets)

Microsoft Corp.	3.2%

General Electric Co.	2.9%

Exxon Mobil Corp.	2.9%

Wal-Mart Stores, Inc.	2.6%

Pfizer, Inc.	2.3%

Citigroup, Inc.	2.2%

Johnson & Johnson Co.	2.0%

American International Group, Inc.	1.8%

International Business Machines Corp.	1.6%

Merck & Co., Inc.	1.5%

What is your outlook for the next six months?

We believe the equity market will continue to experience volatility over the next six months as a result of uncertainty about the global political situation, as well as investor concerns regarding unemployment levels, the strength of consumer spending and corporate earnings. Despite these factors, we do think there are good reasons to be encouraged about the economy in 2003. For example, sustained low interest rates and the effects of the last couple of years of an accommodating monetary policy may continue to benefit the economy. Although we have yet to see an improvement in capital spending levels, recent data suggest potential improvement later in 2003. A weakened U.S. dollar will be beneficial because U.S. exports will be more competitive on the global market. In addition, we believe the recently proposed fiscal policy, particularly the elimination of the double taxation of dividends, should provide further economic stimulus. In this market environment, we believe our broadly diversified strategy may provide shareholders with a solid way to gain exposure to the equity market.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2003 (unaudited)
		Year Ended December 31,		Year Ended June 30,
		2002	2001[1]	2001	2000	1999[2]
CLASS A
Net asset value, beginning of period	$34.22	$45.47	$45.95	$54.73	$52.03	$45.23
Income from investment operations
Net investment income	0.21	0.38	0.02	0.35	0.40	0.29
Net realized and unrealized gains or losses on securities and futures contracts	-2.10	-11.25	-0.48	-8.56	3.09	9.87
Total from investment operations	-1.89	-10.87	-0.46	-8.21	3.49	10.16

Distributions to shareholders from
Net investment income	-0.22	-0.38	-0.02	-0.32	-0.43	-0.27
Net realized gains	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.22	-0.38	-0.02	-0.57	-0.79	-3.36

Net asset value, end of period	$32.11	$34.22	$45.47	$45.95	$54.73	$52.03
Total return[3]	-5.54%	-24.04%	-1.00%	-15.10%	6.76%	24.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$165,711	$167,152	$95,801	$86,350	$79,991	$38,203
Ratios to average net assets
Expenses[4]	0.57%[5]	0.57%	0.55%[5]	0.55%	0.55%	0.55%[5]
Net investment income	1.24%[5]	0.94%	0.65%[5]	0.72%	0.78%	0.96%[5]
Portfolio turnover rate	7%	7%	0%	17%	12%	21%

1.  For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2.  For the period from November 4, 1998 (commencement of class operations), to June 30, 1999.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2003 (unaudited)
		Year Ended July 31,		Year Ended June 30,
		2002	2001[1]	2001	2000	1999[2]
CLASS B
Net asset value, beginning of period	$34.07	$45.25	$45.75	$54.62	$52.00	$45.26
Income from investment operations
Net investment income	0.08	0.10	0	0	0.03	0.08
Net realized and unrealized gains or losses on securities and futures contracts	-2.09	-11.20	-0.50	-8.56	3.05	9.83
Total from investment operations	-2.01	-11.10	-0.50	-8.56	3.08	9.91

Distributions to shareholders from
Net investment income	-0.09	-0.08	0	-0.06	-0.10	-0.08
Net realized gains	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.09	-0.08	0	-0.31	-0.46	-3.17

Net asset value, end of period	$31.97	$34.07	$45.25	$45.75	$54.62	$52.00
Total return[3]	-5.90%	-24.57%	-1.09%	-15.73%	5.95%	23.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$165,413	$181,411	$206,205	$207,011	$203,984	$107,334
Ratios to average net assets
Expenses[4]	1.32%[5]	1.32%	-1.30%[5]	1.30%	1.30%	1.31%[5]
Net investment income	0.49%[5]	0.19%	-0.07%[5]	-0.04%	0.03%	0.21%[5]
Portfolio turnover rate	7%	7%	0%	17%	12%	21%

1.  For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2.  For the period from November 4, 1998 (commencement of class operations), to June 30, 1999.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2003 (unaudited)
		Year Ended July 31,		Year Ended June 30,
		2002	2001[1]	2001	2000	1999[2]
CLASS C
Net asset value, beginning of period	$34.12	$45.32	$45.82	$54.69	$52.06	$50.95
Income from investment operations
Net investment income	0.09	0.11	0	0.04	0.06	0.02
Net realized and unrealized gains or losses on securities and futures contracts	-1.78	-11.23	-0.50	-8.60	3.03	1.11
Total from investment operations	-1.69	-11.12	-0.50	-8.56	3.09	1.13

Distributions to shareholders from
Net investment income	-0.10	-0.08	0	-0.06	-0.10	-0.02
Net realized gains	0	0	0	-0.25	-0.36	0
Total distributions to shareholders	-0.10	-0.08	0	-0.31	-0.46	-0.02

Net asset value, end of period	$32.33	$34.12	$45.32	$45.82	$54.69	$52.06
Total return[3]	-5.92%	-24.57%	-1.09%	-15.71%	5.97%	2.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$154,643	$155,305	$118,504	$114,451	$54,707	$3,489
Ratios to average net assets
Expenses[4]	1.32%[5]	1.32%	1.30%[5]	1.31%	1.31%	1.31%[5]
Net investment income	0.49%[5]	0.18%	-0.07%[5]	-0.02%	0.01%	0.27%[5]
Portfolio turnover rate	7%	7%	0%	17%	12%	21%

1.  For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2.  For the period from April 30, 1999 (commencement of class operations), to June 30, 1999.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2003 (unaudited)
		Year Ended July 31,		Year Ended June 30,
		2002	2001[1]	2001	2000	1999[2]	1998[2]
CLASS I
Net asset value, beginning of period	$34.23	$45.48	$45.97	$54.75	$52.06	$46.27	37.39
Income from investment operations
Net investment income	0.27	0.45	0.03	0.52	0.56	0.54	0.50
Net realized and unrealized gains or losses on securities and futures contracts	-2.12	-11.21	-0.49	-8.61	3.06	8.85	10.12
Total from investment operations	-1.85	-10.76	-0.46	-8.09	3.62	9.39	10.62

Distributions to shareholders from
Net investment income	-0.26	-0.49	-0.03	-0.44	-0.57	-0.51	-0.50
Net realized gains	0	0	0	-0.25	-0.36	-3.09	-1.24
Total distributions to shareholders	-0.26	-0.49	-0.03	-0.69	-0.93	-3.60	-1.74

Net asset value, end of period	$32.12	$34.23	$45.48	$45.97	$54.75	$52.06	$46.27
Total return	-5.42%	-23.83%	-1.00%	-14.88%	7.02%	22.03%	29.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$299,816	$363,264	$289,307	$288,421	$539,804	$570,864	$315,920
Ratios to average net assets
Expenses[3]	0.32%[4]	0.32%	0.30%[4]	0.30%	0.30%	0.30%	0.38%
Net investment income	1.48%[4]	1.19%	0.93%[4]	0.95%	1.04%	1.19%	1.19%
Portfolio turnover rate	7%	7%	0%	17%	12%	21%	12%

1.  For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2.  On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund" ) were acquired by Evergreen Equity Index Fund (" Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2003 (unaudited)
		Year Ended July 31,		Year Ended June 30,
		2002	2001[1]	2001	2000	1999[2]	1998[2]
CLASS IS
Net asset value, beginning of period	$34.22	$45.46	$45.95	$54.73	$52.04	$46.27	37.37
Income from investment operations
Net investment income	0.21	0.38	0.02	0.36	0.41	0.45	0.49
Net realized and unrealized gains or losses on securities and futures contracts	-2.10	-11.24	-0.49	-8.57	3.07	8.81	10.12
Total from investment operations	-1.89	-10.86	-0.47	-8.21	3.48	9.26	10.61

Distributions to shareholders from
Net investment income	-0.22	-0.38	-0.02	-0.32	-0.43	-0.40	-0.47
Net realized gains	0	0	0	-0.25	-0.36	-3.09	-1.24
Total distributions to shareholders	-0.22	-0.38	-0.02	-0.57	-0.79	-3.49	-1.71

Net asset value, end of period	$32.11	$34.22	$45.46	$45.95	$54.73	$52.04	46.27
Total return	-5.54%	-24.03%	-1.02%	-15.10%	6.74%	21.70%	29.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,480	$11,559	$13,883	$14,173	$18,708	$38,051	$11,944
Ratios to average net assets
Expenses[3]	0.57%[4]	0.57%	0.55%[4]	0.55%	0.55%	0.55%	0.38%
Net investment income	1.24%[4]	0.95%	0.68%[4]	0.71%	0.79%	0.95%	1.19%
Portfolio turnover rate	7%	7%	0%	17%	12%	21%	12%

1.  For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2.  On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund" ) were acquired by Evergreen Equity Index Fund (" Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.2%
Cooper Tire & Rubber Co.	7,260	$ 103,818
Dana Corp.	14,670	157,996
Delphi Automotive Systems Corp.	55,238	470,628
Goodyear Tire & Rubber Co. (p)	17,310	91,743
Johnson Controls, Inc. (p)	8,776	708,837
Visteon Corp.	12,903	88,644
1,621,666
Automobiles 0.6%
Ford Motor Co. (p)	181,568	1,654,085
General Motors Corp.	55,452	2,014,571
Harley-Davidson, Inc.	29,941	1,250,935
4,919,591
Hotels, Restaurants & Leisure 1.0%
Carnival Corp., Class A (p)	58,049	1,398,981
Darden Restaurants, Inc.	16,910	366,947
Harrah’s Entertainment, Inc. *	11,042	400,604
Hilton Hotels Corp.	37,181	435,389
International Game Technology, Inc. *(p)	8,565	675,521
Marriott International, Inc., Class A	23,605	736,476
McDonald’s Corp.	125,794	1,791,307
Starbucks Corp. *	38,400	872,448
Starwood Hotels & Resorts, Class B	19,709	462,176
Wendy’s International, Inc.	11,419	310,026
Yum! Brands, Inc. *	29,315	679,522
8,129,397
Household Durables 0.5%
American Greetings Corp., Class A *(p)	6,494	90,266
Black & Decker Corp.	7,951	291,325
Centex Corp. (p)	6,083	321,912
Fortune Brands, Inc.	14,814	652,853
KB Home	4,791	214,205
Leggett & Platt, Inc.	19,324	390,345
Maytag Corp.	7,695	194,453
Newell Rubbermaid, Inc.	26,435	736,215
Pulte Homes, Inc.	6,040	301,879
Snap-on, Inc.	5,762	146,931
Stanley Works	8,711	231,887
Tupperware Corp.	5,756	88,988
Whirlpool Corp.	6,734	349,966
4,011,225
Internet & Catalog Retail 0.3%
eBay, Inc. *(p)	30,548	2,295,988
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Brunswick Corp.	8,897	$ 173,225
Eastman Kodak Co.	28,857	874,367
Hasbro, Inc.	17,095	205,140
Mattel, Inc.	43,239	864,780
2,117,512
Media 4.1%
AOL Time Warner, Inc. *	442,432	5,158,757
Clear Channel Communications, Inc. *	60,629	2,430,010
Comcast Corp., Class A *	228,431	6,083,117
Dow Jones & Co., Inc. (p)	8,215	331,557
Gannett Co., Inc.	26,444	1,921,421
Interpublic Group of Companies, Inc.	38,111	490,489
Knight-Ridder, Inc.	8,189	554,559
McGraw-Hill Companies, Inc.	19,169	1,135,188
Meredith Corp.	4,898	206,647
New York Times Co., Class A	14,971	731,184
Omnicom Group, Inc.	18,603	1,121,761
TMP Worldwide, Inc. *(p)	11,023	121,804
Tribune Co.	30,150	1,459,260
Univision Communications, Inc., Class A *(p)	22,644	596,896
Viacom, Inc., Class B *	174,309	6,719,612
Walt Disney Co.	202,098	3,536,715
32,598,977
Multi-line Retail 3.8%
Big Lots, Inc. *	11,450	143,125
Costco Wholesale Corp. *	45,083	1,301,546
Dillards, Inc., Class A	8,329	124,935
Dollar General Corp. (p)	32,918	370,657
Family Dollar Stores, Inc.	17,108	515,293
Federated Department Stores, Inc. *	19,499	507,364
J.C. Penney Co., Inc.	26,485	513,544
Kohl’s Corp. *	33,364	1,747,273
May Department Stores Co.	28,496	584,168
Sears, Roebuck & Co.	31,275	827,224
Target Corp.	89,892	2,535,853
Wal-Mart Stores, Inc.	436,982	20,887,739
30,058,721
Specialty Retail 1.9%
Autozone, Inc. *	9,744	640,278
Bed Bath & Beyond, Inc. *	28,938	970,291
Best Buy Co., Inc. *	31,795	829,531
Circuit City Stores, Inc.	20,732	124,185
Gap, Inc.	87,441	1,279,262
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Home Depot, Inc.	230,317	$ 4,813,625
Limited, Inc. (p)	51,695	650,840
Lowe’s Companies, Inc.	77,227	2,639,619
Nordstrom, Inc.	13,357	240,960
Office Depot, Inc. *	30,527	407,535
RadioShack Corp.	16,788	334,921
Staples, Inc. *	46,535	799,006
Tiffany & Co.	14,384	334,428
TJX Companies, Inc.	52,399	962,046
Toys 'R' Us, Inc. *(p)	20,971	189,578
15,216,105
Textiles & Apparel 0.3%
Jones Apparel Group, Inc. *	12,729	415,984
Liz Claiborne, Inc.	10,545	302,852
Nike, Inc., Class B	26,313	1,171,981
Reebok International, Ltd. *	5,903	178,507
V.F. Corp.	10,796	380,343
2,449,667
CONSUMER STAPLES 9.3%
Beverages 2.9%
Adolph Coors Co.	3,576	215,275
Anheuser-Busch Companies, Inc.	84,774	4,024,222
Brown-Forman Corp., Class B	6,756	419,818
Coca-Cola Co.	245,386	9,928,318
Coca-Cola Enterprises, Inc.	44,442	979,057
Pepsi Bottling Group, Inc.	27,851	706,023
PepsiCo, Inc.	171,017	6,922,768
23,195,481
Food & Drug Retailing 1.2%
Albertsons, Inc.	37,640	809,260
CVS Corp.	38,862	879,058
Kroger Co. *	76,695	1,157,328
Safeway, Inc. *	43,625	1,033,912
SuperValu, Inc. (p)	13,204	196,476
SYSCO Corp.	65,094	1,911,811
Walgreen Co.	101,424	2,941,296
Winn-Dixie Stores, Inc. (p)	13,881	194,334
9,123,475
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.3%
Altria Group, Inc.	204,829	$ 7,756,874
Archer-Daniels Midland Co.	64,206	773,682
Campbell Soup Co.	40,534	971,600
ConAgra, Inc.	53,124	1,303,132
General Mills, Inc.	36,401	1,635,497
H.J. Heinz Co.	34,728	1,122,062
Hershey Foods Corp.	13,488	869,976
Kellogg Co.	40,480	1,352,032
Sara Lee Corp.	77,285	1,541,063
W.M. Wrigley Junior Co.	22,289	1,237,485
18,563,403
Household Products 2.2%
Clorox Co.	21,832	834,419
Colgate-Palmolive Co.	53,326	2,714,827
Kimberly-Clark Corp.	50,963	2,360,606
Procter & Gamble Co.	128,606	11,004,815
W.W. Grainger, Inc.	9,096	430,241
17,344,908
Personal Products 0.6%
Alberto Culver Co., Class B (p)	5,736	290,987
Avon Products, Inc.	23,296	1,164,800
Gillette Co.	104,429	3,122,427
4,578,214
Tobacco 0.1%
R.J. Reynolds Tobacco Holdings, Inc. (p)	8,785	372,133
UST, Inc.	16,708	516,277
888,410
ENERGY 5.9%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	33,301	1,007,688
BJ Services Co. *	15,489	473,499
Halliburton Co.	43,155	809,588
Nabors Industries, Ltd. *	14,303	527,066
Noble Corp. *	13,248	454,141
Rowan Co., Inc.	9,255	190,931
Schlumberger, Ltd.	57,457	2,166,129
Transocean Sedco Forex, Inc.	31,563	718,689
6,347,731
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Oil & Gas 5.1%
Amerada Hess Corp.	8,814	$ 416,021
Anadarko Petroleum Corp.	24,592	1,133,937
Apache Corp.	15,051	939,333
Ashland, Inc.	6,803	188,715
Burlington Resources, Inc. (p)	19,907	877,899
ChevronTexaco Corp.	105,724	6,808,626
ConocoPhillips	66,982	3,227,863
Devon Energy Corp.	15,490	701,697
EOG Resources, Inc.	11,467	444,461
Exxon Mobil Corp.	666,157	22,749,261
Kerr-McGee Corp.	9,917	414,233
Marathon Oil Corp.	30,860	644,974
Occidental Petroleum Corp.	37,283	1,089,036
Sunoco, Inc.	7,535	235,996
Unocal Corp.	25,499	710,147
40,582,199
FINANCIALS 20.2%
Banks 7.5%
AmSouth Bancorp	35,303	723,358
Bank of America Corp.	148,191	10,380,780
Bank of New York Co., Inc. (p)	75,797	1,917,664
Bank One Corp.	115,345	4,211,246
BB&T Corp.	47,465	1,592,925
Charter One Financial, Inc.	22,450	649,030
Comerica, Inc.	17,273	699,557
Fifth Third Bancorp	57,234	3,053,434
First Tennessee National Corp.	12,483	468,113
FleetBoston Financial Corp.	103,862	2,711,837
Golden West Financial Corp.	15,223	1,119,347
Huntington Bancshares, Inc. (p)	23,439	444,638
KeyCorp	42,107	1,012,673
Marshall & Ilsley Corp.	21,581	584,845
Mellon Financial Corp.	42,745	977,578
National City Corp.	60,538	1,682,956
North Fork Bancorp, Inc.	16,053	520,599
Northern Trust Corp.	21,882	748,364
PNC Financial Services Group	28,092	1,237,172
Regions Financial Corp.	21,863	716,669
SouthTrust Corp.	34,299	893,832
Suntrust Banks, Inc.	28,117	1,592,828
Synovus Financial Corp. (p)	29,637	572,883
U.S. Bancorp	189,577	4,000,075
Union Planters Corp.	19,693	555,736
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Banks continued
Wachovia Corp. (.)	134,717	$ 4,845,770
Washington Mutual, Inc.	93,775	3,230,549
Wells Fargo & Co.	167,528	7,935,801
Zions Bancorp	9,050	374,851
59,455,110
Diversified Financials 7.7%
American Express Co.	130,167	4,624,833
Bear Stearns Companies, Inc.	9,554	592,826
Capital One Financial Corp. (p)	21,934	681,051
Charles Schwab Corp.	133,217	1,228,261
Citigroup, Inc.	508,413	17,479,239
Countrywide Financial Corp.	12,492	689,059
Fannie Mae	98,481	6,371,721
Franklin Resources, Inc.	25,702	856,905
Freddie Mac	68,853	3,854,391
Goldman Sachs Group, Inc.	47,295	3,220,789
Household International, Inc.	46,843	1,279,282
J.P. Morgan Chase & Co.	197,597	4,611,914
Janus Capital Group, Inc.	21,961	278,685
Lehman Brothers Holdings, Inc.	23,545	1,283,909
MBNA Corp.	126,431	2,127,834
Merrill Lynch & Co., Inc.	85,549	2,995,926
Moody’s Corp.	15,013	628,744
Morgan Stanley	107,521	4,075,046
Principal Financial Group *	33,426	955,984
Providian Financial Corp. *	28,534	182,332
SLM Corp.	15,220	1,616,820
State Street Corp.	32,087	1,270,324
T. Rowe Price Group, Inc.	12,089	323,260
61,229,135
Insurance 4.7%
Ace, Ltd.	25,969	764,787
AFLAC, Inc.	51,066	1,654,028
Allstate Corp.	69,644	2,450,772
AMBAC Financial Group, Inc.	10,475	561,146
American International Group, Inc.	258,211	13,974,379
AON Corp.	30,619	579,618
Chubb Corp. *	16,959	911,037
Cincinnati Financial Corp.	15,991	572,318
Hartford Financial Services Group, Inc.	25,238	1,051,920
Jefferson Pilot Corp.	14,265	549,203
John Hancock Financial Services, Inc.	28,601	781,093
Lincoln National Corp.	17,598	567,535
Loews Corp.	18,370	808,647
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Marsh & McLennan Co.	53,144	$ 2,265,529
MBIA, Inc.	14,415	590,727
MetLife, Inc.	69,297	1,855,081
MGIC Investment Corp.	10,001	431,343
Progressive Corp.	21,538	1,041,147
Prudential Financial, Inc. *(p)	56,110	1,782,615
SAFECO Corp.	13,655	489,532
St. Paul Companies, Inc.	22,392	730,875
Torchmark Corp.	11,762	422,256
Travelers Property Casualty Corp., Class B *	99,294	1,614,520
UnumProvident Corp.	23,854	416,729
XL Capital, Ltd., Class A	13,435	1,008,431
37,875,268
Paper & Forest Products 0.0%
Plum Creek Timber Co., Inc. REIT	18,262	398,477
Real Estate 0.3%
Equity Office Properties Trust REIT	40,842	977,757
Equity Residential Properties Trust REIT	26,906	657,583
Simon Property Group, Inc. REIT	18,547	606,487
2,241,827
HEALTH CARE 15.0%
Biotechnology 1.2%
Amgen, Inc. *	127,388	6,491,692
Applera Corp.	20,835	365,654
Biogen, Inc. *	14,732	563,499
Chiron Corp. *(p)	18,655	699,936
Genzyme Corp. *	21,212	684,935
MedImmune, Inc. *	24,816	739,269
9,544,985
Health Care Equipment & Supplies 1.8%
Bausch & Lomb, Inc. (p)	5,323	176,990
Baxter International, Inc.	58,807	1,657,181
Becton Dickinson & Co.	25,383	832,562
Biomet, Inc.	25,796	720,766
Boston Scientific Corp. *	40,351	1,632,198
C.R. Bard, Inc.	5,102	289,181
Guidant Corp. *	30,230	1,016,333
Medtronic, Inc.	120,760	5,424,539
Saint Jude Medical, Inc. *	17,551	764,697
Stryker Corp.	19,582	1,179,620
Zimmer Holdings, Inc. *	19,283	790,603
14,484,670
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.9%
Aetna, Inc.	14,879	$ 647,088
AmerisourceBergen Corp.	10,467	609,179
Anthem, Inc. *	13,987	868,313
Cardinal Health, Inc.	43,841	2,557,246
CIGNA Corp.	13,831	604,000
HCA-The Healthcare Corp.	50,854	2,173,500
Health Management Associates, Inc., Class A	23,547	436,090
HealthSouth Corp. *	39,140	149,906
Humana, Inc. *	16,286	161,883
IMS Health, Inc.	27,956	471,059
Manor Care, Inc. *(p)	9,659	185,646
McKesson Corp.	28,784	818,329
Quest Diagnostics, Inc. *	9,666	519,838
Quintiles Transnational Corp. *	11,610	147,563
Tenet Healthcare Corp. *	48,258	868,161
UnitedHealth Group, Inc.	30,127	2,648,163
Wellpoint Health Networks, Inc., Class A *	14,713	1,069,341
14,935,305
Pharmaceuticals 10.1%
Abbott Laboratories, Inc.	154,654	5,895,411
Allergan, Inc. (p)	12,796	776,333
Bristol-Myers Squibb Co.	191,709	4,522,415
Eli Lilly & Co.	111,188	6,697,965
Forest Laboratories, Inc. *	35,810	1,853,168
Johnson & Johnson Co.	294,040	15,763,484
King Pharmaceuticals, Inc. *	23,968	351,850
Merck & Co., Inc.	222,271	12,311,591
Pfizer, Inc.	610,067	18,521,634
Pharmacia Corp.	127,962	5,344,973
Schering-Plough Corp.	145,141	2,628,504
Watson Pharmaceuticals, Inc. *	10,550	319,454
Wyeth	131,202	5,120,814
80,107,596
INDUSTRIALS 11.1%
Aerospace & Defense 1.8%
B.F. Goodrich Corp.	11,355	195,306
Boeing Co.	83,074	2,624,308
General Dynamics Corp.	19,919	1,317,443
Honeywell International, Inc.	81,237	1,985,432
Lockheed Martin Corp.	45,131	2,303,938
Northrop Grumman Corp.	18,010	1,646,294
Raytheon Co.	40,149	1,208,083
Rockwell Collins, Inc.	18,069	372,763
United Technologies Corp.	46,874	2,980,249
14,633,816
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Couriers 1.0%
FedEx Corp.	29,502	$ 1,551,805
United Parcel Service, Inc., Class B	110,517	6,667,491
8,219,296
Airlines 0.2%
AMR Corp. *(p)	15,322	44,434
Delta Air Lines, Inc. (p)	12,167	111,206
Southwest Airlines Co.	76,621	999,904
1,155,544
Building Products 0.2%
American Standard Companies, Inc. *	7,159	477,219
Masco Corp.	48,810	887,854
1,365,073
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc. *	19,466	190,378
Apollo Group, Inc., Class A *	17,248	766,846
Automatic Data Processing, Inc.	59,340	2,057,318
Avery Dennison Corp.	10,855	646,849
Cendant Corp. *	102,689	1,137,794
Cintas Corp.	16,824	694,831
Concord EFS, Inc. *	50,509	740,462
Convergys Corp. *	17,101	218,038
Deluxe Corp.	6,166	248,120
Equifax, Inc.	14,183	303,658
First Data Corp.	74,516	2,563,350
Fiserv, Inc. *	18,979	591,594
H&R Block, Inc.	17,864	676,867
Paychex, Inc.	37,197	936,621
Pitney Bowes, Inc.	23,484	764,169
R.R. Donnelley & Sons Co.	11,188	241,101
Robert Half International, Inc. *	17,281	261,980
Sabre Group Holdings, Inc., Class A *	14,253	255,699
Waste Management, Inc.	60,351	1,387,470
Xerox Corp. *(p)	72,675	643,174
15,326,319
Construction & Engineering 0.0%
Fluor Corp.	7,962	236,790
McDermott International, Inc. *	6,255	25,270
262,060
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
American Power Conversion Corp. *	19,358	$ 301,211
Cooper Industries, Ltd., Class A	9,184	325,389
Emerson Electric Co.	41,663	1,955,245
Power-One, Inc. *(p)	7,883	38,784
Rockwell Automation, Inc.	18,359	423,175
Thomas & Betts Corp. *	5,755	97,144
3,140,948
Industrial Conglomerates 3.9%
3M Co.	38,618	4,809,872
General Electric Co.	985,018	22,793,317
Textron, Inc.	13,633	525,688
Tyco International, Ltd.	197,450	3,161,174
31,290,051
Machinery 1.1%
Caterpillar, Inc.	34,050	1,497,519
Crane Co.	5,904	95,173
Cummins, Inc. (p)	4,078	100,727
Danaher Corp.	15,071	925,510
Deere & Co.	23,600	995,920
Dover Corp.	20,013	523,740
Eaton Corp.	6,967	495,214
Illinois Tool Works, Inc.	30,320	1,844,062
Ingersoll-Rand Co., Class A	16,725	656,624
ITT Industries, Inc.	9,073	509,540
Navistar International Corp. *(p)	6,749	162,448
Paccar, Inc.	11,452	496,101
Pall Corp.	12,119	187,966
Parker-Hannifin Corp.	11,666	470,256
8,960,800
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	37,452	972,628
CSX Corp.	21,056	590,200
Norfolk Southern Corp.	38,426	756,992
Ryder Systems, Inc.	6,144	138,424
Union Pacific Corp.	25,058	1,429,810
3,888,054
Trading Companies & Distributors 0.1%
Genuine Parts Co.	17,259	509,140
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 14.1%
Communications Equipment 2.1%
ADC Telecommunications, Inc. *	78,642	$ 180,877
Andrew Corp. *(p)	9,684	89,480
Avaya, Inc. *(p)	35,738	90,060
CIENA Corp. *(p)	42,622	247,208
Cisco Systems, Inc. *	715,389	9,564,751
Comverse Technology, Inc. *	18,482	175,949
Corning, Inc. *(p)	113,383	462,603
Lucent Technologies, Inc. (p)	339,154	630,826
Motorola, Inc.	227,675	1,816,846
QUALCOMM, Inc. *	77,691	2,925,843
Scientific Atlanta, Inc. (p)	15,451	171,506
Tellabs, Inc. *	40,660	316,741
16,672,690
Computers & Peripherals 3.7%
Apple Computer, Inc. *	35,463	509,249
Dell Computer Corp. *	256,334	6,116,129
EMC Corp. *(p)	217,607	1,675,574
Gateway, Inc. *(p)	31,995	83,827
Hewlett-Packard Co.	302,018	5,258,133
International Business Machines Corp.	167,291	13,087,175
Lexmark International Group, Inc., Class A *	12,454	753,965
NCR Corp. *(p)	9,676	186,650
Network Appliance, Inc. *(p)	33,279	359,746
QLogic Corp. *(p)	9,229	307,141
Sun Microsystems, Inc. *	309,077	955,048
29,292,637
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	46,147	760,503
Jabil Circuit, Inc. *	19,559	305,316
JDS Uniphase Corp. *	139,699	378,584
Millipore Corp.	4,775	154,280
Molex, Inc.	19,101	400,930
PerkinElmer, Inc.	12,397	96,697
Sanmina Corp. *	52,059	190,536
Solectron Corp. *	81,503	292,596
Symbol Technologies, Inc.	22,715	191,487
Tektronix, Inc. *	8,745	144,292
Thermo Electron Corp. *	16,303	296,225
Waters Corp. *	12,894	297,207
3,508,653
Internet Software & Services 0.1%
Yahoo, Inc. *	58,628	1,067,030
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Consulting & Services 0.3%
Computer Sciences Corp. *	16,965	$ 519,129
Electronic Data Systems Corp.	47,284	801,464
SunGard Data Systems, Inc. *	27,993	544,184
Unisys Corp. *	32,037	298,585
2,163,362
Semiconductor Equipment & Products 2.7%
Advanced Micro Devices, Inc. *(p)	33,866	177,458
Altera Corp. *	37,793	414,967
Analog Devices, Inc. *	36,165	865,428
Applied Materials, Inc. *	163,071	1,951,960
Applied Micro Circuits Corp. *	29,738	107,652
Broadcom Corp., Class A *(p)	27,251	368,979
Intel Corp.	655,941	10,272,036
KLA-Tencor Corp. *(p)	18,669	609,356
Linear Technology Corp.	30,968	809,194
LSI Logic Corp. *	36,718	161,926
Maxim Integrated Products, Inc.	31,780	989,947
Micron Technology, Inc. *	59,810	491,040
National Semiconductor Corp. *	17,856	235,699
Novellus Systems, Inc. *(p)	14,684	432,444
NVIDIA Corp. *(p)	15,109	155,925
PMC-Sierra, Inc. *(p)	16,516	90,838
Teradyne, Inc. *	18,074	187,789
Texas Instruments, Inc.	171,297	2,723,622
Xilinx, Inc. *	33,327	659,541
21,705,801
Software 4.8%
Adobe Systems, Inc.	23,476	620,236
Autodesk, Inc.	11,314	169,031
BMC Software, Inc. *	23,440	413,247
Citrix Systems, Inc. *	17,102	236,008
Computer Associates International, Inc. (p)	56,919	761,007
Compuware Corp. *	37,241	130,343
Electronic Arts, Inc. *(p)	13,970	723,786
Intuit, Inc. *	20,363	898,008
Mercury Interactive Corp. *(p)	8,329	295,430
Microsoft Corp. *	529,286	25,119,913
Novell, Inc.	35,970	116,543
Oracle Corp. *	530,389	6,380,580
Parametric Technology Corp. *	25,789	61,894
Peoplesoft, Inc. *	30,937	599,868
Rational Software Corp. *	19,234	200,034
Siebel Systems, Inc. *	47,850	400,026
Veritas Software Corp. *	40,691	742,692
37,868,646
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.8%
Chemicals 1.6%
Air Products & Chemicals, Inc.	22,470	$ 931,381
Dow Chemical Co.	90,160	2,620,050
E.I. du Pont de Nemours & Co.	98,323	3,723,492
Eastman Chemical Co.	7,630	261,175
Ecolab, Inc.	12,806	631,336
Engelhard Corp.	12,696	262,934
Great Lakes Chemical Corp.	4,956	110,172
Hercules, Inc. *	10,782	89,383
International Flavors & Fragrances, Inc.	9,352	297,113
Monsanto Co.	25,830	455,899
PPG Industries, Inc.	16,755	818,147
Praxair, Inc.	15,992	872,204
Rohm & Haas Co.	21,859	674,350
Sherwin-Williams Co.	14,856	395,764
Sigma-Aldrich Corp. (p)	7,143	320,506
12,463,906
Construction Materials 0.0%
Vulcan Materials Co.	10,024	341,317
Containers & Packaging 0.2%
Ball Corp.	5,608	294,420
Bemis Co., Inc.	5,227	228,002
Pactiv Corp. *	15,649	319,396
Sealed Air Corp. *(p)	8,287	312,586
Temple-Inland, Inc.	5,296	228,893
1,383,297
Metals & Mining 0.5%
Alcoa, Inc.	83,534	1,651,467
Allegheny Technologies, Inc.	7,960	36,377
Freeport-McMoRan Copper & Gold, Inc., Class B *(p)	14,305	268,505
Newmont Mining Corp.	39,734	1,150,299
Nucor Corp.	7,718	308,026
Phelps Dodge Corp. *	8,778	303,280
United States Steel Corp.	10,058	144,332
Worthington Industries, Inc.	8,452	128,217
3,990,503
Paper & Forest Products 0.5%
Boise Cascade Corp.	5,754	137,578
Georgia-Pacific Corp.	24,698	379,855
International Paper Co.	47,548	1,697,464
Louisiana Pacific Corp. *	10,325	75,372
MeadWestvaco Corp.	19,761	475,252
Weyerhaeuser Co.	21,655	1,040,523
3,806,044
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.5%
ALLTEL Corp.	30,772	$ 1,442,284
AT&T Corp.	76,225	1,484,863
BellSouth Corp.	184,066	4,193,024
Centurytel, Inc.	14,086	427,228
Citizens Communications Co. *(p)	27,865	272,798
Qwest Communications International, Inc. *	167,651	757,783
SBC Communications, Inc.	328,635	8,031,839
Sprint Corp. (p)	88,493	1,074,305
Verizon Communications, Inc.	270,788	10,365,765
28,049,889
Wireless Telecommunications Services 0.4%
AT&T Wireless Services, Inc. *	268,033	1,626,960
Nextel Communications, Inc., Class A *	95,272	1,202,333
Sprint PCS Group, Ser. 1 *	98,711	371,153
3,200,446
UTILITIES 2.8%
Electric Utilities 2.4%
Allegheny Energy, Inc. (p)	12,409	104,236
Ameren Corp.	15,183	597,147
American Electric Power Co., Inc.	33,509	791,483
Centerpoint Energy, Inc.	30,027	209,288
Cinergy Corp.	16,634	527,298
CMS Energy Corp. (p)	14,207	80,554
Consolidated Edison, Inc.	21,124	843,270
Constellation Energy Group, Inc. (p)	16,276	450,031
Dominion Resources, Inc.	30,395	1,647,105
DTE Energy Co.	16,557	694,069
Duke Energy Corp.	88,215	1,502,302
Edison International *	32,177	396,742
Entergy Corp.	22,026	979,056
Exelon Corp.	31,955	1,627,468
FirstEnergy Corp.	29,435	918,372
FPL Group, Inc.	18,053	1,054,115
NiSource, Inc. (p)	24,088	428,044
PG&E Corp. *	39,996	551,945
Pinnacle West Capital Corp.	8,927	278,076
PPL Corp.	16,252	568,820
Progress Energy, Inc.	23,425	946,604
Public Service Enterprise Group, Inc.	21,988	775,737
Southern Co.	70,596	1,988,689
TECO Energy, Inc. (p)	17,329	239,660
TXU Corp.	31,838	584,227
Xcel Energy, Inc. (p)	39,388	434,056
19,218,394
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.3%
El Paso Corp.	59,170	$ 499,395
Keyspan Corp.	15,423	524,382
Kinder Morgan, Inc.	12,028	542,583
NICOR, Inc.	4,343	136,587
Peoples Energy Corp. (p)	3,500	128,835
Sempra Energy	20,240	487,784
2,319,566
Multi-Utilities 0.1%
AES Corp. *(p)	53,597	185,982
Calpine Corp. *(p)	37,204	121,285
Dynegy, Inc., Class A (p)	36,481	68,219
Mirant Corp. *(p)	39,698	69,868
Williams Companies, Inc.	51,002	165,247
610,601
Total Common Stocks		780,728,926
SHORT-TERM INVESTMENTS 4.9%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional Money Market Fund (o)	10,767,758	10,767,758
Navigator Prime Portfolio (pp)	24,451,188	24,451,188
35,218,946

	Principal Amount

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bills, 1.64%, 03/13/2003 (f)	$4,200,000	4,192,729
Total Short-Term Investments		39,411,675
Total Investments (cost $789,200,954) 103.0%		820,140,601
Other Assets and Liabilities (3.0%)		(24,077,627)
Net Assets 100.0%		$ 796,062,974

At January 31, 2003 the Fund had open futures contracts outstanding as follows:
		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2003	Loss

March 2003	70 S&P 500 Index	$15,835,285	$14,957,250	$(878,035)

(f)	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received for securities on loan
(o)	Evergreen Investment Management Company, LLC is the investment advisor to the fund and the money market fund.
(.)	Investment in non-controlled affiliate
Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 789,200,954
Net unrealized gains on securities	30,939,647

Market value of securities	820,140,601
Receivable for Fund shares sold	958,118
Dividends and interest receivable	1,018,145
Receivable for daily variation margin on open futures contracts	257,250
Receivable from investment advisor	11,433
Prepaid expenses and other assets	75,610

Total assets	822,461,157

Liabilities
Dividends payable	602,879
Payable for Fund shares redeemed	1,198,532
Payable for securities on loan	24,451,188
Distribution Plan expenses payable	29,560
Due to other related parties	6,467
Accrued expenses and other liabilities	109,557

Total liabilities	26,398,183

Net assets	$ 796,062,974

Net assets represented by
Paid-in capital	$ 871,080,354
Overdistributed net investment income	(59,124)
Accumulated net realized losses on securities and futures contracts	(105,019,868)
Net unrealized gains on securities and futures contracts	30,061,612

Total net assets	$ 796,062,974

Net assets consists of
Class A	$ 165,710,516
Class B	165,413,498
Class C	154,643,018
Class I	299,816,038
Class IS	10,479,904

Total net assets	$ 796,062,974

Shares outstanding
Class A	5,160,407
Class B	5,174,249
Class C	4,830,511
Class I	9,334,027
Class IS	326,352

Net asset value per share
Class A	$ 32.11
Class A -- Offering price (based on sales charge of 5.75%)	$ 34.07
Class B	$ 31.97
Class C	$ 32.01
Class C -- Offering price (based on sales charge of 1.00%)	$ 32.33
Class I	$ 32.12
Class IS	$ 32.11

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2003 (unaudited)

Investment income
Dividends	$ 7,470,068
Interest	189,675

Total investment income	7,659,743

Expenses
Advisory fee	1,356,604
Distribution Plan expenses
Class A	212,848
Class B	889,458
Class C	801,692
Class IS	14,352
Administrative services fees	423,939
Transfer agent fee	1,166,180
Trustees’ fees and expenses	8,371
Printing and postage expenses	51,490
Custodian fee	102,028
Registration and filing fees	86,932
Professional fees	9,660
Interest expense	4,848
Other	193,287

Total expenses	5,321,689
Less: Expense reductions	(1,662)
Fee waivers and expense reimbursements	(2,039,833)

Net expenses	3,280,194

Net investment income	4,379,549

Net realized and unrealized gains or losses on securities and futures contracts
Net realized losses on:
Securities	(48,559,619)
Futures contracts	(645,331)

Net realized losses on securities and futures contracts	(49,204,950)
Net change in unrealized gains or losses on securities and futures contracts	(6,502,621)

Net realized and unrealized gains or losses on securities and futures contracts	(55,707,571)

Net decrease in net assets resulting from operations	$ (51,328,022)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2003		Year Ended
	(unaudited)		July 31, 2002

Operations
Net investment income		$ 4,379,549		$ 5,567,377
Net realized losses on securities and futures contracts		(49,204,950)		(37,660,398)
Net change in unrealized gains or losses on securities and futures contracts		(6,502,621)		(200,010,895)

Net decrease in net assets resulting from operations		(51,328,022)		(232,103,916)

Distributions to shareholders from
Net investment income
Class A		(1,098,754)		(961,246)
Class B		(494,238)		(374,337)
Class C		(451,090)		(258,150)
Class I		(2,465,032)		(3,729,269)
Class IS		(73,960)		(120,937)

Total distributions to shareholders		(4,583,074)		(5,443,939)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,036,032	34,628,715	1,753,813	71,043,201
Class B	509,660	17,086,301	1,909,916	78,761,591
Class C	977,168	32,627,422	2,788,356	114,642,242
Class I	2,291,077	77,303,246	4,083,473	168,409,056
Class IS	26,715	916,683	111,847	4,553,553

		162,562,367		437,409,643

Net asset value of shares issued in reinvestment of distributions
Class A	26,748	893,930	22,054	894,524
Class B	12,323	412,729	8,320	339,286
Class C	9,157	307,171	5,095	207,356
Class I	44,125	1,471,842	67,026	2,723,926
Class IS	1,777	59,386	2,708	110,206

		3,145,058		4,275,298

Automatic conversion of Class B shares to Class A shares
Class A	67,184	2,264,251	98,673	4,266,263
Class B	(67,498)	(2,264,251)	(99,157)	(4,266,263)

		0		0

Payment for shares redeemed
Class A	(854,128)	(28,251,281)	(1,281,190)	(50,435,517)
Class B	(604,996)	(19,892,254)	(1,086,045)	(42,224,005)
Class C	(707,560)	(23,201,648)	(923,953)	(35,692,469)
Class I	(3,613,567)	(119,736,915)	(2,271,043)	(93,419,842)
Class IS	(39,903)	(1,342,711)	(82,194)	(3,327,473)

		(192,424,809)		(225,099,306)

Net asset value of shares issued in acquisition
Class A	0	0	2,184,125	82,499,813
Class B	0	0	35,031	1,318,377
Class C	0	0	67,675	2,550,764
Class I	0	0	2,371,559	89,583,296

		0		175,952,250

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	January 31, 2003	Year Ended
	(unaudited)	July 31, 2002

Net increase (decrease) in net assets resulting from capital share transactions	$ (26,717,384)	$ 392,537,885

Total increase (decrease) in net assets	(82,628,480)	154,990,030

Net assets
Beginning of period	878,691,454	723,701,424

End of period	$ 796,062,974	$ 878,691,454

Undistributed (overdistributed) net investment income	$ (59,124)	$ 144,401

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees in order to limit operating expenses. For any fee waivers made after January 1, 2003, EIMC may recoup any amounts waived up to a period of three years following the end of the fiscal year in which the fee waivers were made. Total amounts subject to recoupment as of six months ended January 31, 2003 were $350,957.

During the six months ended January 31, 2003, the investment advisor waived its fees and reimbursed expenses in the amount of $1,356,604 and $683,229, respectively, which represents 0.32% and 0.16%, respectively, of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Equity Index Fund in an exchange of shares. The net assets were exchanged through a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $83,176,982. The aggregate net assets of the Fund and Wachovia Equity Index Fund immediately prior to the acquisition were $802,733,930 and $175,952,250, respectively. The aggregate net assets of the Fund immediately after the acquisition were $978,686,180.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $59,367,488 and $92,717,150, respectively, for the six months ended January 31, 2003.

The Fund loaned securities during the six months ended January 31, 2003 to certain brokers. At January 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $23,228,420 and $24,451,188, respectively. During the six months ended January 31, 2003, the Fund earned $19,601 in income from securities lending.

On January 31, 2003, the aggregate cost of securities for federal income tax purposes was $789,200,954. The gross unrealized appreciation and depreciation on securities based on tax cost was $150,734,363 and $119,794,716, respectively, with a net unrealized appreciation of $30,939,647.

As of July 31, 2002, the Fund had $18,861,067 in capital loss carryovers for federal income tax purposes with $8,650,511 expiring in 2009 and $10,210,556 expiring in 2010.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and elected to defer post-October losses of $21,102,503.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend to, other participating funds. During the six months ended January 31, 2003, the Fund did not participate in the interfund lending program.

8. SUBSEQUENT DISTRIBUTIONS

On February 28, 2003, the Fund declared distributions from net investment income payable on March 3, 2003 to shareholders of record on February 27, 2003. These distributions are not reflected in the accompanying financial statements. The per share amount of the distributions are as follows:

Class A	$ 0.0176
Class B	0.0496
Class C	0.0235
Class I	0.0584
Class IS	0.0496

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $1,662, which represents 0.00% of its average daily net assets.

10. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended January 31, 2003, the Fund had average borrowings outstanding of $417,037 at a rate of 1.16% and paid interest of $4,848.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of January 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

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Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034